Business combinations and capital reorganization (Details Textuals) - BRL (R$)	8 Months Ended	12 Months Ended
	Aug. 31, 2022	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date		R$ 6,905
Profit (loss) of acquiree since acquisition date		1,914
Revenue of combined entity as if combination occurred at beginning of period		274,184
Profit (loss) of combined entity as if combination occurred at beginning of period		R$ 330,788
Zetta Health Analytics SA
Disclosure of detailed information about business combination [line items]
Contingent purchase price payable date	April 1, 2025
Contingent consideration milestone condtion	certain metrics related to accumulated gross sales
Preliminary goodwill recognized amounts	R$ 48,742